ACCOUNTING STANDARDS AND BASIS OF PREPARATION - ECL Sensitivity (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 49,373,034
Financial assets	$ 4,108,605,647	$ 4,054,543,851
Reported Loss rate	2.22%
Irregular Portfolio Coverage	156.41%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 48,371,227
Reported Loss rate	2.18%
Portfolio coverage ratio	153.24%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 50,073,601
Reported Loss rate	2.26%
Portfolio coverage ratio	158.63%
Gross carrying amount
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Financial assets	$ 2,219,451,198	$ 1,088,608,893	$ 1,669,234,757